Accumulated Other Comprehensive Loss (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Loss

NOTE 9 - ACCUMULATED OTHER COMPREHENSIVE LOSS

The following table presents the changes in accumulated other comprehensive loss (in thousands):

Net unrealized loss on derivatives
Balance, January 1, 2019	$(379)
Designated derivatives, fair value adjustment	268
Unrealized loss on designated derivatives	(78)
Balance, December 31, 2019	(189)
Designated derivatives, fair value adjustment	60
Unrealized gain on designated derivatives	15
Balance, June 30, 2020	$(114)

NOTE 9 – ACCUMULATED OTHER COMPREHENSIVE LOSS

The following table presents the changes in accumulated other comprehensive loss for the year ended December 31, 2019 (in thousands):

Net unrealized (loss) gain on derivatives
Balance, January 1, 2018	$(444)
Reclassification adjustment for realized loss on designated derivatives	130
Unrealized loss on designated derivatives	(65)
Balance, December 31, 2018	(379)
Reclassification adjustment for realized loss on designated derivatives	268
Unrealized loss on designated derivatives	(78)
Balance, December 31, 2019	$(189)